Taxes on Income (Details) - Shedule of deferred taxes are reflected in the statement of financial position $ in Thousands	Dec. 31, 2019 USD ($)
NIS [Member]
Taxes on Income (Details) - Shedule of deferred taxes are reflected in the statement of financial position [Line Items]
Non-current assets	$ 1,311